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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28- N/A, 1st Filing
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY         4/28/11
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                        CAIN BOTHERS ASSET MANAGEMENT
                                    FORM 13F
                                 MARCH 31, 2011

                                                              VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
---------------------------   ---------------   ---------   --------     -------- --  ---- ------- --------  ----   ------  -------
POWERSHARES QQQ TRUST          EQUITY           73935A104     37330       650000  SH       SOLE                              650000
                                                              37330       650000  SH  PUT  SOLE                              650000
SPDR S&P 500 ETF TR TR UNIT    EQUITY           78462F103    495356      3736000  SH       SOLE                     665000  3071000
                                                              93940       708500  SH  PUT  SOLE                     332500   376000
                                                              60660       457500  SH  PUT  SOLE                     332500   125000
                                                             132590      1000000  SH  PUT  SOLE                             1000000
                                                              16574       125000  SH  PUT  SOLE                              125000
                                                             182311      1375000  SH  PUT  SOLE                             1375000
                                                               2652        20000  SH  PUT  SOLE                               20000
                                                               6630        50000  SH  PUT  SOLE                               50000
REPORT SUMMARY                 10 DATA RECORDS              1065371                0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


DO NOT SAVE THIS SCREEN AS A TEXT FILE. THIS REPORT AUTOMATICALLY CREATES THE TEXT FILE INFTABLE.TXT, WHICH MEETS ALL SEC FILING REQUIREMENTS. FOR DETAILS ON THE LOCATION OF THIS TEXT FILE, SEE YOUR FORM 13F REPORT DOCUMENTATION.